UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

  The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset Short Duration Municipal Income Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended —was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed increased over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 23.3% when the period began.

Western Asset Short Duration Municipal Income Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiii at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential election given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended August 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.22% and ended the period at 1.33%. Their low for the period of 1.18% occurred on April 18, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.36% and ended the period at 2.12% — their low for the period. Their peak of 2.62% occurred on March 13, 2017.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended August 31, 2017, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 3.79% and 2.74%, respectively. The municipal market posted positive returns during five of the six months of the reporting period. This was driven by overall solid fundamentals and generally positive investor demand.

Performance review

For the six months ended August 31, 2017, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 1.18%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Three-Year Municipal Bond Indexvi, returned 1.38% for the same period. The Lipper Short Municipal Debt Funds Category Average1 returned 1.04% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 109 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Short Duration Municipal Income Fund

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	1.18%
Class A2	0.84%
Class C	1.01%
Class I	1.22%
Bloomberg Barclays Three-Year Municipal Bond Index	1.38%
Lipper Short Municipal Debt Funds Category Average	1.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2017 for Class A, Class A2, Class C and Class I shares were 0.82%, 0.54%, 0.48% and 0.91%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A2 shares would have been 0.48%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2017, the gross total annual operating expense ratios for Class A, Class A2, Class C and Class I shares were 0.66%, 0.97%, 1.02% and 0.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 0.95% for Class A2 shares, 1.10% for Class C shares and 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager

Western Asset Short Duration Municipal Income Fund	V

Investment commentary (cont’d)

recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

VI	Western Asset Short Duration Municipal Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.18%	$1,000.00	$1,011.80	0.67%	$3.40	Class A	5.00%	$1,000.00	$1,021.83	0.67%	$3.41
Class A2	0.84	1,000.00	1,008.40	0.95	4.81	Class A2	5.00	1,000.00	1,020.42	0.95	4.84
Class C	1.01	1,000.00	1,010.10	1.02	5.17	Class C	5.00	1,000.00	1,020.06	1.02	5.19
Class I	1.22	1,000.00	1,012.20	0.60	3.04	Class I	5.00	1,000.00	1,022.18	0.60	3.06

2	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected sectors benchmark as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.0%
Alabama — 2.7%
Black Belt Energy Gas District, AL, Gas Supply Revenue, LIQ-Royal Bank of Canada	4.000%	7/1/22	$23,010,000	$25,512,107	(a)(b)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/17	2,250,000	2,255,513
Subordinated Lien	5.000%	10/1/18	2,000,000	2,067,900
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,506,500	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,263,903
University Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,754,986
Total Alabama				39,360,909
Alaska — 1.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/18	500,000	525,135
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,134,900
BP Pipelines Inc. Project	5.000%	1/1/21	7,130,000	7,979,254
Total Alaska				18,639,289
Arizona — 1.2%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,730,298
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,257,926
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,068,960
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	5,769,421
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,502,525	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,511,550	(a)(b)(c)
Total Arizona				16,840,680
Arkansas — 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,024,830
California — 4.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,603,202
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.700%)	1.480%	10/1/19	4,750,000	4,774,985	(a)(b)

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Department of Water Resources, Central Valley Project Revenue, Water System (SIFMA Municipal Swap Index Yield + 0.370%)	1.150%	12/1/22	$2,000,000	$2,000,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community — Paradise Valley Estates Project, CMI	4.000%	1/1/18	1,290,000	1,303,635
Providence St. Joseph Health Obligated Group	1.250%	10/1/20	6,005,000	6,028,840	(a)(b)
Sutter Health Obligated Group	1.000%	8/15/19	5,000,000	5,005,750	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.	1.750%	6/1/22	4,900,000	4,955,762	(a)(b)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,116,771
California State PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc.	1.500%	6/1/18	2,300,000	2,309,913	(c)
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	750,000
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	600,000
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,031,970
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,041,780
California State, GO	4.000%	12/1/17	5,000,000	5,011,000	(a)(b)
Lee Lake, CA, Public Financing Authority Revenue	4.000%	9/1/18	1,500,000	1,542,240
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	925,000
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	780,652
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,370,000
Southern California Public Power Authority Revenue, Magnolia Power Project	2.000%	7/1/20	5,000,000	5,099,000	(a)(b)(d)
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	7,754,193	(e)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	670,196
Total California				57,674,889
Colorado — 2.2%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,578,492	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,289,290
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,613,315
Catholic Health Initiatives	5.000%	2/1/25	2,615,000	2,828,698

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/17	$4,000,000	$4,038,520
Stapleton	5.000%	12/1/18	5,265,000	5,514,298
E-470 Public Highway Authority Revenue, CO, Senior, LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.900%)	1.727%	9/1/19	3,415,000	3,440,134	(a)(b)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,007,180	(f)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,057,140	(f)
Total Colorado				32,367,067
Connecticut — 5.4%
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,804,049
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	1,000,000	1,131,000
AGM	5.000%	8/15/22	1,240,000	1,432,510
Connecticut State HEFA Revenue, Connecticut State University	5.000%	11/1/17	1,260,000	1,267,888
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	15,024,187
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,420,920
Connecticut State, GO	5.000%	4/15/19	3,730,000	3,960,626
Connecticut State, GO	5.000%	9/15/23	4,500,000	5,153,895
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	10,375,000	11,188,711
(SIFMA Municipal Swap Index Yield + 0.420%)	1.200%	3/1/18	4,500,000	4,504,635	(b)
(SIFMA Municipal Swap Index Yield + 0.920%)	1.700%	5/15/18	5,490,000	5,515,968	(b)
(SIFMA Municipal Swap Index Yield + 0.750%)	1.530%	6/15/18	5,000,000	5,019,600	(b)
(SIFMA Municipal Swap Index Yield + 0.630%)	1.410%	3/1/20	3,375,000	3,370,579	(b)
(SIFMA Municipal Swap Index Yield + 0.520%)	1.300%	9/15/17	6,500,000	6,500,715	(b)
Hartford County, CT, Metropolitan District, GO, BAN	3.000%	8/1/18	7,500,000	7,595,325
Total Connecticut				77,890,608
District of Columbia — 0.8%
District of Columbia Income Tax Secured Revenue, SIFMA (SIFMA Municipal Swap Index Yield + 0.300%)	1.080%	12/1/17	4,500,000	4,501,035	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,032,700	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,484,172	(c)
Total District of Columbia				12,017,907

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — 1.8%
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	$3,500,000	$3,500,000	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,092,160	(c)
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,033,790
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,504,275
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,147,168
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,002,250	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/20	2,000,000	2,223,220	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,550,325
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,598,952
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,200,682	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,708,530
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,860,000	2,868,809
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,475,000	1,490,650
Total Florida				25,920,811
Georgia — 3.8%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,050,865	(e)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	9,014,721	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	11,150,000	11,146,320	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,409,522	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,543,355	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,935,676	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,022,740	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,758,250
Total Georgia				55,881,449
Hawaii — 0.0%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue, Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	418,120

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 8.7%
Chicago, IL, GO	5.000%	1/1/18	$2,100,000	$2,116,884
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,747,568
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,113,549
Chicago, IL, GO:
AGM	5.500%	1/1/19	2,590,000	2,720,588
AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,575,630
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,159,420	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,182,499
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	4.000%	1/1/19	20,000,000	20,752,000	(c)
General, Senior Lien	5.000%	1/1/19	4,180,000	4,402,543
Senior Lien	5.000%	1/1/25	1,100,000	1,234,904	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,159,177
Harbor Facilities	5.000%	1/1/19	1,000,000	1,044,730
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/18	1,500,000	1,519,215
Second Lien	5.000%	1/1/20	1,255,000	1,355,638
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,511,325	(a)(b)
Illinois State Finance Authority Revenue, Central Dupage Health	5.500%	11/1/20	3,915,000	4,284,811
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,032,220
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/19	2,575,000	2,724,299
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,375,150
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,121,113
Illinois State, GO	4.000%	7/1/18	9,460,000	9,627,537
Illinois State, GO	5.000%	7/1/19	9,650,000	10,123,718
Illinois State, GO	5.000%	2/1/22	2,740,000	2,998,683
Illinois State, GO	5.000%	8/1/23	17,260,000	19,203,131
University of Illinois, IL, Board of Trustees, COP	3.000%	8/15/18	10,000,000	10,162,300
Total Illinois				126,248,632
Indiana — 4.6%
Indiana State Finance Authority Health System Revenue, Sisters St. Francis Health	5.000%	11/1/19	2,045,000	2,142,608
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	250,210
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	319,128

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	1.150%	12/1/17	$2,770,000	$2,771,801	(a)(b)
Ascension Health Credit Group	1.250%	5/1/20	3,950,000	3,950,000	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,319,750	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,613,400	(a)(b)(c)
BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.540%	12/2/19	22,750,000	22,779,052	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,058,560	(a)(b)
Total Indiana				67,204,509
Kansas — 0.3%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.320%)	1.145%	9/1/18	2,000,000	2,000,700	(b)
LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.400%)	1.225%	9/1/19	2,000,000	2,003,760	(b)
Total Kansas				4,004,460
Kentucky — 2.0%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,479,025	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government PCR, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	5,029,450	(a)(b)
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,022,680	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	7,500,000	7,498,875	(a)(b)
Total Kentucky				29,030,030
Louisiana — 0.1%
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	876,529
Massachusetts — 1.4%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,022,336
Partners Healthcare System Inc. (SIFMA Municipal Swap Index Yield + 0.550%)	1.330%	1/30/18	8,700,000	8,703,393	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.800%	12/1/17	6,500,000	6,499,350	(a)(b)
Refunding\Partners Healthcare Systems	5.000%	7/1/18	2,575,000	2,582,596
Massachusetts State, GO, Consolidated Loan (SIFMA Municipal Swap Index Yield + 0.430%)	1.210%	1/1/18	1,880,000	1,880,038	(b)
Total Massachusetts				20,687,713
Michigan — 3.8%
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,305,457
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,435,980

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/18	$3,410,000	$3,501,422
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,666,088
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,718,690
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	8,815,000	8,844,178	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,320,000	2,335,080	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	24,000,000	24,398,160	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,661,520
Total Michigan				55,866,575
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System, NATL	5.000%	11/15/18	6,090,000	6,140,486
Mississippi — 0.2%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	1.125%	9/1/20	1,550,000	1,550,000	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,055,650
Total Mississippi				2,605,650
Missouri — 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,504,795
Nebraska — 0.5%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	3,000,000	3,159,630
Project #3	5.000%	9/1/18	4,050,000	4,214,268
Total Nebraska				7,373,898
Nevada — 1.2%
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,688,982	(a)(b)
Clark County, NV, School District, GO, Building	5.000%	6/15/22	9,090,000	10,609,939
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,983,080	(a)(b)(c)
Total Nevada				17,282,001
New Hampshire — 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,024,950	(a)(b)(c)

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 7.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	$1,000,000	$1,032,950
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,066,850
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,028,810
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	2.250%	4/5/18	1,000,000	1,007,570
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,016,730
Mount Laurel Township, NJ, Board of Education, GO, School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,028,350
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,032,370
Rutgers University	5.000%	6/15/19	1,380,000	1,478,629
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,035,000	2,104,739	(c)
School Facilities Construction	5.000%	6/15/18	1,805,000	1,855,450
School Facilities Construction	5.000%	6/15/18	695,000	717,497	(e)
School Facilities Construction, SIFMA (SIFMA Municipal Swap Index Yield + 1.550%)	2.330%	9/1/27	1,550,000	1,459,805	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	10,989,388	(e)
New Jersey State EFA Revenue, Kean University	5.000%	7/1/20	1,000,000	1,100,620
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	4.000%	12/1/17	1,500,000	1,509,480	(c)
Senior	5.000%	12/1/18	3,000,000	3,126,930	(c)
Senior	3.000%	12/1/19	10,250,000	10,534,130	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/21	4,000,000	4,138,080
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,000,000	5,631,150
Transportation Program (SIFMA Municipal Swap Index Yield + 1.200%)	1.980%	12/15/21	15,500,000	15,094,055	(a)(b)
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	5,994,086
Transportation System	5.000%	12/15/17	5,000,000	5,055,700
Transportation System	5.000%	12/15/18	8,300,000	8,651,339
New Jersey State Turnpike Authority Revenue:
(0.670 x 1 mo. USD LIBOR + 0.570%)	1.395%	1/1/18	6,230,000	6,230,810	(a)(b)
(SIFMA Municipal Swap Index Yield + 0.550%)	1.330%	1/1/18	7,500,000	7,503,750	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,105,320

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Rutgers, NJ, State University Revenue	4.000%	5/1/18	$750,000	$765,638
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	4,450,000	4,487,869	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,942,943
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	990,395
School Board Reserve Fund	4.000%	3/1/18	25,000	25,384	(e)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,532,566
School Board Reserve Fund	4.000%	3/1/19	35,000	36,593	(e)
Total New Jersey				114,275,976
New Mexico — 3.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	3,000,000	3,002,910	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	24,750,000	25,152,435	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	1.575%	8/1/19	16,000,000	16,002,400	(a)(b)
Total New Mexico				44,157,745
New York — 8.0%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	390,000	399,383	(c)(f)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,057,040
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	629,136
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	657,696
Long Island, NY, Power Authority Electric System Revenue (0.700 x 1 mo. USD LIBOR + 0.880%)	1.742%	11/1/18	1,500,000	1,505,595	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,140,000	2,282,310
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,060,000	2,199,998	(e)
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,414,469
BAM	5.000%	6/1/20	5,115,000	5,629,262
MTA, NY, Dedicated Tax Fund Revenue (SIFMA Municipal Swap Index Yield + 0.580%)	1.360%	11/1/19	3,155,000	3,167,683	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,316,387
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	706,379
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,360,955

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA Revenue, Future Tax Secured	2.000%	8/1/18	$10,000,000	$10,113,100
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,908,376
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	32,805,000	34,983,908
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	4.000%	3/15/18	1,000,000	1,017,210
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/19	5,000,000	5,278,600	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	9,000,000	9,905,400	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,790,991	(c)
Orange County, NY, Funding Corp. Revenue, Mount St. Mary College	4.000%	7/1/18	1,110,000	1,133,510
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	2,500,000	2,789,450	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	4,225,000	4,846,244	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	6,831,937	(c)
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,043,200
Total New York				115,968,219
North Carolina — 0.5%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group (SIFMA Municipal Swap Index Yield + 0.740%)	1.520%	12/1/17	4,250,000	4,251,912	(a)(b)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/21	410,000	454,600
Senior Lien	5.000%	1/1/22	600,000	680,772
Senior Lien	5.000%	1/1/23	700,000	807,366
Senior Lien	5.000%	1/1/25	500,000	592,300
Total North Carolina				6,786,950
Ohio — 0.8%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,012,970
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,315,324
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.600%)	1.425%	2/1/19	2,000,000	1,998,920	(b)
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.620%)	1.445%	8/1/19	2,000,000	1,997,900	(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,798,002

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	$2,550,000	$2,809,565
Total Ohio				11,932,681
Oregon — 0.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,017,190
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,101,501
Oregon State Facilities Authority Revenue, Legacy Health Project	5.250%	5/1/19	3,250,000	3,472,462
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,032,060
Total Oregon				8,623,213
Pennsylvania — 8.9%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,019,690
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	529,350
Bucks County, PA, IDA, Solid Waste Revenue, Waste Management Inc. Project	1.500%	2/1/18	13,400,000	13,406,834	(a)(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/18	1,235,000	1,249,894
Port District Project	5.000%	1/1/19	3,490,000	3,647,504
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp.	1.800%	8/15/22	2,000,000	2,004,700	(a)(b)
PPL Electric Utilities Corp.	1.800%	9/1/22	7,500,000	7,517,850	(a)(b)(d)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,043,680	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/17	1,920,000	1,931,942	(c)
Amtrak Project	3.000%	11/1/18	750,000	766,883	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue:
Republic Services Inc.	1.250%	10/2/17	1,000,000	1,000,000	(a)(b)(c)
Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,005,440	(a)(b)
Waste Management Inc. Project, Waste Management Holdings	1.700%	8/3/20	2,750,000	2,755,547	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,165,840
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	2,070,000	2,074,119

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	$1,145,000	$1,150,370
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	724,164
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,031,679
Shippensburg University Student Services Inc.	4.000%	10/1/17	130,000	130,124
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	565,135
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	240,000	240,149	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,005,350	(c)
Pennsylvania State Turnpike Commission Revenue:
(SIFMA Municipal Swap Index Yield + 0.700%)	1.480%	12/1/19	10,000,000	10,026,900	(b)
(SIFMA Municipal Swap Index Yield + 0.880%)	1.660%	12/1/20	13,775,000	13,903,107	(b)
(SIFMA Municipal Swap Index Yield + 0.980%)	1.760%	12/1/21	5,000,000	5,075,000	(b)
SIFMA (SIFMA Municipal Swap Index Yield + 0.600%)	1.380%	12/1/17	18,820,000	18,826,399	(b)
SIFMA (SIFMA Municipal Swap Index Yield + 0.680%)	1.460%	12/1/18	2,500,000	2,505,350	(b)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,144,470
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	4,750,000
Philadelphia, PA, School District, GO	5.000%	9/1/19	7,240,000	7,692,934
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,533,250
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,198,232
Philadelphia School District	5.000%	6/1/19	1,500,000	1,585,620
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	1,405,000	1,421,720	(c)
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/21	2,000,000	2,159,580	(c)
Trinity, PA, Area School District, GO:
AGM	5.000%	11/1/17	2,850,000	2,868,382	(e)
AGM	5.000%	11/1/17	2,025,000	2,036,947
Total Pennsylvania				128,694,135
South Carolina — 0.8%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,049,510
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	502,730
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,568,580
South Carolina State Public Service Authority Revenue, Santee Cooper Project	5.000%	12/1/17	8,000,000	8,075,920
Total South Carolina				11,196,740

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 0.3%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	$3,695,000	$3,695,000
Texas — 11.9%
Alvin, TX, ISD, GO, PSF-GTD, Schoolhouse	1.400%	8/15/20	2,500,000	2,506,475	(a)(b)
Beaumont, TX, ISD, GO, PSF-GTD	5.000%	2/15/19	4,220,000	4,471,006
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,013,030
Senior Lien	5.000%	1/1/19	500,000	526,010
Clear Creek, TX, ISD, GO, PSF-GTD	1.450%	8/14/20	3,000,000	3,006,870	(a)(b)
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,704,815
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,013,180
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,047,500
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,591,557	(c)
Goose Creek, TX, Consolidated ISD, GO, PSF-GTD, School Building	1.350%	8/15/18	10,000,000	10,047,700	(a)(b)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	1.530%	6/1/20	1,065,000	1,071,752	(b)
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.580%)	1.360%	12/1/19	2,425,000	2,427,401	(a)(b)
Harris County, TX, Revenue, Toll Road (SIFMA Municipal Swap Index Yield + 0.780%)	1.560%	8/15/18	6,000,000	6,005,520	(b)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,671,029	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	7,758,033	(c)
Matagorda County, TX, Navigation District No. 1, Central Power & Light	1.750%	9/1/20	2,000,000	2,001,160	(a)(b)(c)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	8/1/20	4,500,000	4,600,260	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,410,000	14,607,129	(a)(b)
North Texas Tollway Authority Revenue:
First Tier (SIFMA Municipal Swap Index Yield + 0.670%)	1.450%	1/1/20	43,250,000	43,393,590	(a)(b)
First Tier (SIFMA Municipal Swap Index Yield + 0.800%)	1.580%	1/1/19	6,000,000	6,021,420	(a)(b)

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project	5.000%	6/1/18	$500,000	$513,760
St. Edwards University Project	5.000%	6/1/19	750,000	797,872
St. Edwards University Project	5.000%	6/1/20	940,000	1,027,317
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	4,775,000	4,782,449	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,034,350	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,078,160
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,002,430
Texas A & M University Revenue, Financing System	5.000%	5/15/18	1,000,000	1,029,470
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	11,010,000	11,093,236
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,045,680
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,183,025	(a)(b)
Texas State, GO, Transport Commission — Mobility Fund (SIFMA Municipal Swap Index Yield + 0.380%)	1.160%	10/1/18	4,000,000	4,003,800	(a)(b)
Total Texas				173,076,986
Virginia — 1.9%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	5,062,150	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,700,000	15,016,932	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,240,546	(a)(b)
Total Virginia				28,319,628
Washington — 0.8%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,219,180	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,185,799
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre (0.670 x 1 mo. USD LIBOR + 1.100%)	1.928%	7/1/22	5,000,000	5,032,100	(a)(b)
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,000,990	(f)
Total Washington				11,438,069
West Virginia — 0.5%
West Virginia State University Revenue, West Virginia University Project (SIFMA Municipal Swap Index Yield + 0.530%)	1.310%	10/1/19	7,000,000	7,000,350	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.1%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	$9,845,000	$9,987,162	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,800,000	5,832,596	(a)(b)
Total Wisconsin				15,819,758
Total Municipal Bonds (Cost — $1,356,445,526)				1,364,872,237
Collateralized Mortgage Obligations(g) — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	5,000,000	4,856,195
M012 A1A2	1.600%	8/15/51	3,000,000	2,913,585
Total Collateralized Mortgage Obligations (Cost — $8,000,000)				7,769,780
Total Investments before Short-Term Investments (Cost — $1,364,445,526)				1,372,642,017
Short-Term Investments — 5.6%
Municipal Bonds — 5.6%
California — 0.0%
California State PCFA, Solid Waste Disposal Revenue, Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.890%	6/1/40	215,000	215,000	(h)(i)
Florida — 0.3%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.970%	10/1/28	1,800,000	1,800,000	(c)(h)(i)
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.770%	12/16/20	2,300,000	2,300,000	(h)(i)
Total Florida				4,100,000
Georgia — 1.1%
Heard County, GA, Development Authority Revenue	0.950%	9/1/29	15,900,000	15,900,000	(h)(i)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.770%	7/1/46	1,700,000	1,700,000	(h)(i)
New York — 3.0%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.900%	11/1/26	4,150,000	4,150,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.900%	6/15/32	6,550,000	6,550,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.990%	6/15/32	26,280,000	26,280,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.900%	11/1/22	2,705,000	2,705,000	(h)(i)

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.770%	11/1/41	$2,000,000	$2,000,000	(h)(i)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	1,500,000	1,500,000	(h)(i)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	800,000	800,000	(h)(i)
Total New York				43,985,000
North Carolina — 0.8%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.790%	11/1/34	7,000,000	7,000,000	(h)(i)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.760%	10/1/26	1,000,000	1,000,000	(h)(i)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.760%	10/1/38	2,600,000	2,600,000	(h)(i)
Total North Carolina				10,600,000
Texas — 0.2%
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.770%	8/1/37	2,300,000	2,300,000	(h)(i)
Vermont — 0.0%
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, SPA-TD Bank N.A.	0.890%	11/1/33	305,000	305,000	(c)(h)(i)
Washington — 0.1%
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	0.770%	10/1/29	1,345,000	1,345,000	(h)(i)
Total Municipal Bonds (Cost — $80,450,000)				80,450,000

			Shares
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $84,832)	0.934%		84,832	84,832
Total Short-Term Investments (Cost — $80,534,832)				80,534,832
Total Investments — 100.1% (Cost — $1,444,980,358)				1,453,176,849
Liabilities in Excess of Other Assets — (0.1)%				(1,341,147)
Total Net Assets — 100.0%				$1,451,835,702

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Short Duration Municipal Income Fund

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Abbreviations used in this schedule (cont’d}:
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	6.5%
AA/Aa	22.6
A	51.7
BBB/Baa	8.4
BB/Ba	2.2
B/B	0.2
A-1/VMIG 1	5.5
NR***	2.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $1,444,980,358)	$1,453,176,849
Interest receivable	10,256,864
Receivable for Fund shares sold	4,932,706
Receivable for securities sold	2,302,189
Prepaid expenses	83,250
Total Assets	1,470,751,858

Liabilities:
Payable for securities purchased	12,611,050
Payable for Fund shares repurchased	4,834,896
Investment management fee payable	558,670
Service and/or distribution fees payable	366,060
Distributions payable	77,025
Trustees’ fees payable	3,532
Accrued expenses	464,923
Total Liabilities	18,916,156
Total Net Assets	$1,451,835,702

Net Assets:
Par value (Note 7)	$2,843
Paid-in capital in excess of par value	1,457,123,384
Undistributed net investment income	1,071,866
Accumulated net realized loss on investments	(14,558,882)
Net unrealized appreciation on investments	8,196,491
Total Net Assets	$1,451,835,702

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Net Assets:
Class A	$279,674,895
Class A2	$1,109,378
Class C	$769,331,565
Class I	$401,719,864

Shares Outstanding:
Class A	54,765,891
Class A2	217,355
Class C	150,670,037
Class I	78,661,533

Net Asset Value:
Class A (and redemption price)	$5.11
Class A2 (and redemption price)	$5.10
Class C (and redemption price)	$5.11
Class I (and redemption price)	$5.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.23
Class A2 (based on maximum initial sales charge of 2.25%)	$5.22

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$14,022,176

Expenses:
Investment management fee (Note 2)	3,421,255
Service and/or distribution fees (Notes 2 and 5)	2,303,279
Transfer agent fees (Note 5)	397,663
Registration fees	70,074
Fund accounting fees	65,243
Legal fees	52,116
Audit and tax fees	27,875
Trustees’ fees	20,147
Shareholder reports	18,106
Insurance	11,885
Commitment fees (Note 8)	8,935
Custody fees	4,949
Interest expense	1,201
Miscellaneous expenses	17,777
Total Expenses	6,420,505
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(615)
Net Expenses	6,419,890
Net Investment Income	7,602,286

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(435,429)
Change in Net Unrealized Appreciation (Depreciation) From Investments	7,144,454
Net Gain on Investments	6,709,025
Increase in Net Assets From Operations	$14,311,311

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited), the Period Ended February 28, 2017 and the Year Ended October 31, 2016	2017	2017†	2016

Operations:
Net investment income	$7,602,286	$5,226,494	$15,641,243
Net realized loss	(435,429)	(4,220,739)	(505,555)
Change in net unrealized appreciation (depreciation)	7,144,454	(6,592,249)	(4,862,717)
Increase (Decrease) in Net Assets From Operations	14,311,311	(5,586,494)	10,272,971

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,578,594)	(5,222,510)	(15,420,652)
Decrease in Net Assets From Distributions to Shareholders	(7,578,594)	(5,222,510)	(15,420,652)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	253,663,091	261,643,176	776,204,366
Reinvestment of distributions	7,099,734	4,836,859	14,130,765
Cost of shares repurchased	(431,747,583)	(428,537,458)	(916,229,231)
Decrease in Net Assets From Fund Share Transactions	(170,984,758)	(162,057,423)	(125,894,100)
Decrease in Net Assets	(164,252,041)	(172,866,427)	(131,041,781)

Net Assets:
Beginning of period	1,616,087,743	1,788,954,170	1,919,995,951
End of period*	$1,451,835,702	$1,616,087,743	$1,788,954,170
*Includes undistributed net investment income of:	$1,071,866	$1,048,174	$1,048,781

†	For the period November 1, 2016 through February 28, 2017.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2017[2]	2017[3]	2016[4]	2015[4]	2014[4]	2013[4]	2012[4]

Net asset value, beginning of period	$5.08	$5.11	$5.12	$5.17	$5.15	$5.20	$5.16

Income (loss) from operations:
Net investment income	0.03	0.02	0.05	0.06	0.07	0.06	0.08
Net realized and unrealized gain (loss)	0.03	(0.03)	(0.01)	(0.05)	0.02	(0.05)	0.04
Total income (loss) from operations	0.06	(0.01)	0.04	0.01	0.09	0.01	0.12

Less distributions from:
Net investment income	(0.03)	(0.02)	(0.05)	(0.06)	(0.07)	(0.06)	(0.08)
Total distributions	(0.03)	(0.02)	(0.05)	(0.06)	(0.07)	(0.06)	(0.08)

Net asset value, end of period	$5.11	$5.08	$5.11	$5.12	$5.17	$5.15	$5.20
Total return[5]	1.18%	(0.22)%	0.85%	0.13%	1.72%	0.29%	2.35%

Net assets, end of period (000s)	$279,675	$305,578	$351,815	$418,493	$436,079	$533,298	$508,851

Ratios to average net assets:
Gross expenses	0.67%[6]	0.66%[6]	0.66%	0.65%	0.66%	0.66%	0.65%
Net expenses[7]	0.67 [6]	0.66 [6]	0.66	0.65	0.66	0.66	0.65
Net investment income	1.17 [6]	1.13 [6]	1.05	1.15	1.33	1.25	1.55

Portfolio turnover rate	12%	10%	30%	30%	23%	28%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2017[2]	2017[3]	2016[4]	2015[5]

Net asset value, beginning of period	$5.08	$5.11	$5.13	$5.15

Income (loss) from operations:
Net investment income	0.02	0.01	0.04	0.04
Net realized and unrealized gain (loss)	0.02	(0.03)	(0.02)	(0.02)
Total income (loss) from operations	0.04	(0.02)	0.02	0.02

Less distributions from:
Net investment income	(0.02)	(0.01)	(0.04)	(0.04)
Total distributions	(0.02)	(0.01)	(0.04)	(0.04)

Net asset value, end of period	$5.10	$5.08	$5.11	$5.13
Total return[6]	0.84%	(0.31)%	0.46%	0.34%

Net assets, end of period (000s)	$1,109	$1,110	$1,255	$908

Ratios to average net assets:
Gross expenses	0.98%[7]	0.97%[7]	0.87%	0.68%[7]
Net expenses[8]	0.95 [7,9]	0.95 [7,9]	0.87	0.68 [7]
Net investment income	0.89 [7]	0.85 [7]	0.85	1.16 [7]

Portfolio turnover rate	12%	10%	30%	30%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	For the period February 27, 2015 (inception date) to October 31, 2015.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	For the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2017[2]	2017[3]	2016[4]	2015[4]	2014[4]	2013[4]	2012[4]

Net asset value, beginning of period	$5.08	$5.11	$5.12	$5.17	$5.15	$5.20	$5.16

Income (loss) from operations:
Net investment income	0.02	0.01	0.04	0.04	0.05	0.05	0.06
Net realized and unrealized gain (loss)	0.03	(0.03)	(0.01)	(0.05)	0.02	(0.05)	0.04
Total income (loss) from operations	0.05	(0.02)	0.03	(0.01)	0.07	0.00 [5]	0.10

Less distributions from:
Net investment income	(0.02)	(0.01)	(0.04)	(0.04)	(0.05)	(0.05)	(0.06)
Total distributions	(0.02)	(0.01)	(0.04)	(0.04)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$5.11	$5.08	$5.11	$5.12	$5.17	$5.15	$5.20
Total return[6]	1.01%	(0.33)%	0.49%	(0.22)%	1.36%	(0.07)%	1.99%

Net assets, end of period (000s)	$769,332	$905,843	$1,016,497	$1,124,188	$1,331,042	$1,410,227	$1,456,232

Ratios to average net assets:
Gross expenses	1.02%[7]	1.02%[7]	1.02%	1.01%	1.02%	1.02%	1.01%
Net expenses[8]	1.02 [7,9]	1.02 [7]	1.02	1.01	1.02	1.02	1.01
Net investment income	0.82 [7]	0.78 [7]	0.70	0.79	0.97	0.89	1.18

Portfolio turnover rate	12%	10%	30%	30%	23%	28%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2017[2]	2017[3]	2016[4]	2015[4]	2014[4]	2013[4]	2012[4]

Net asset value, beginning of period	$5.08	$5.11	$5.13	$5.17	$5.15	$5.20	$5.16

Income (loss) from operations:
Net investment income	0.03	0.02	0.06	0.06	0.07	0.07	0.09
Net realized and unrealized gain (loss)	0.03	(0.03)	(0.02)	(0.04)	0.02	(0.05)	0.04
Total income (loss) from operations	0.06	(0.01)	0.04	0.02	0.09	0.02	0.13

Less distributions from:
Net investment income	(0.03)	(0.02)	(0.06)	(0.06)	(0.07)	(0.07)	(0.09)
Total distributions	(0.03)	(0.02)	(0.06)	(0.06)	(0.07)	(0.07)	(0.09)

Net asset value, end of period	$5.11	$5.08	$5.11	$5.13	$5.17	$5.15	$5.20
Total return[5]	1.22%	(0.19)%	0.73%	0.41%	1.79%	0.39%	2.50%

Net assets, end of period (000s)	$401,720	$403,556	$419,387	$376,406	$402,777	$290,098	$241,180

Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%[6]	0.59%	0.57%	0.59%	0.60%	0.51%
Net expenses[7]	0.60 [6]	0.60 [6,8]	0.59	0.57	0.59	0.56 [8]	0.51
Net investment income	1.25 [6]	1.20 [6]	1.13	1.23	1.39	1.35	1.68

Portfolio turnover rate	12%	10%	30%	30%	23%	28%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

32	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$1,364,872,237	—	$1,364,872,237
Collateralized mortgage obligations	—	7,769,780	—	7,769,780
Total long-term investments	—	1,372,642,017	—	1,372,642,017
Short-term investments†:
Municipal bonds	—	80,450,000	—	80,450,000
Money market funds	$84,832	—	—	84,832
Total short-term investments	84,832	80,450,000	—	80,534,832
Total investments	$84,832	$1,453,092,017	—	$1,453,176,849

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

34	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class I shares did not exceed 0.75%, 0.95%, 1.10% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $615.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. Class C shares are purchased at net asset value with no initial sales charge or contingent deferred sales charge (“CDSC”). However, if Class C shares of a fund not subject to a CDSC when initially purchased are exchanged for Class C shares of a fund that imposes a CDSC, the CDSC will be measured from the date of the exchange. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2017, LMIS and its affiliates retained sales charges of $1,453 and $955 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended August 31, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2
CDSCs	$18,680	$1,738

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified

36	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2017, such purchase and sale transactions (excluding accrued interest) were $264,525,000 and $288,035,000, respectively.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$165,382,747
Sales	310,747,261

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,444,980,358	$9,650,515	$(1,454,024)	$8,196,491

4. Derivative instruments and hedging activities

During the six months ended August 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$215,536		$46,270
Class A2	842		1,898
Class C	2,086,901	†	136,168
Class I	—		213,327
Total	$2,303,279		$397,663

†	The amount shown is exclusive of expense reimbursements. For the six months ended August 31, 2017, the service and/or distribution fees reimbursed amounted to $462 for Class C shares.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2	$153
Class C	462
Class I	—
Total	$615

6. Distributions to shareholders by class

	Six Months Ended August 31, 2017	Period Ended February 28, 2017[1]	Year Ended October 31, 2016
Net Investment Income:
Class A	$1,680,004	$1,213,656	$3,913,791
Class A2	5,020	3,199	6,828
Class C	3,426,242	2,426,502	7,077,646
Class I	2,467,328	1,579,153	4,422,387
Total	$7,578,594	$5,222,510	$15,420,652

[1]	For the period November 1, 2016 through February 28, 2017.

7. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2017		Period Ended February 28, 2017[1]		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	8,421,423	$42,852,906	9,322,053	$47,269,639	18,987,089	$97,214,764
Shares issued on reinvestment	289,352	1,472,687	211,407	1,071,184	676,772	3,466,455
Shares repurchased	(14,065,774)	(71,491,541)	(18,242,166)	(92,394,992)	(32,494,574)	(166,361,156)
Net decrease	(5,354,999)	$(27,165,948)	(8,708,706)	$(44,054,169)	(12,830,713)	$(65,679,937)

Class A2
Shares sold	118,529	$602,311	21,312	$108,007	237,054	$1,214,287
Shares issued on reinvestment	987	5,020	632	3,199	1,333	6,828
Shares repurchased	(120,606)	(613,685)	(49,073)	(248,985)	(169,999)	(870,309)
Net increase (decrease)	(1,090)	$(6,354)	(27,129)	$(137,779)	68,388	$350,806

38	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

	Six Months Ended August 31, 2017		Period Ended February 28, 2017[1]		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Class C
Shares sold	12,262,171	$62,370,991	19,414,939	$98,554,324	69,466,309	$355,961,173
Shares issued on reinvestment	658,133	3,349,417	467,201	2,367,359	1,334,688	6,836,369
Shares repurchased	(40,481,800)	(205,890,717)	(40,541,207)	(205,453,230)	(91,291,751)	(467,494,996)
Net decrease	(27,561,496)	$(140,170,309)	(20,659,067)	$(104,531,547)	(20,490,754)	$(104,697,454)

Class I
Shares sold	29,048,418	$147,836,883	22,817,146	$115,711,206	62,823,152	$321,814,142
Shares issued on reinvestment	446,495	2,272,610	275,330	1,395,117	745,842	3,821,113
Shares repurchased	(30,226,377)	(153,751,640)	(25,744,826)	(130,440,251)	(54,958,974)	(281,502,770)
Net increase (decrease)	(731,464)	$(3,642,147)	(2,652,350)	$(13,333,928)	8,610,020	$44,132,485

[1]	For the period November 1, 2016 through February 28, 2017.

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $8,935. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

9. Capital loss carryforward

As of February 28, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(3,990,875)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $10,011,961, which have no expiration date, must be used first to offset any such gains.

Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

40	Western Asset Short Duration Municipal Income Fund 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset Short Duration Municipal Income Fund	41

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliott J. Berv Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 10/17 SR17-3160

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 20, 2017